Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments:
Schedule of indication of the Company's significant foreign currency exposures

December 31,
(in US dollars)	2022

Net assets denominated in Canadian dollars:
Cash and cash equivalents	$27,597
Short-term investments	22,487
Trade and other receivables	649
Research tax credit	485
Other assets	37
Trade and other payables	(4,951)
Lease liability	(547)
$45,757